EQ ADVISORS TRUSTSM

EQ/Quality Bond PLUS Portfolio

EQ/PIMCO Total Return ESG Portfolio

Multimanager Core Bond Portfolio

SUPPLEMENT DATED OCTOBER 21, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at
www.equitable-funds.com.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC” is amended to include the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of September 30, 2022

							Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)
EQ/Quality Bond PLUS Portfolio
Mike Cudzil	17	$12,376	12	$8,826	67	$26,239	0	N/A	2	$6,988	6	$1,004
EQ/PIMCO Total Return ESG Portfolio
Qi Wang	0	N/A	9	$2,493	1	$505	0	N/A	7	$2,493	0	N/A
Multimanager Core Bond Portfolio
Mike Cudzil	17	$12,376	12	$8,826	67	$26,239	0	N/A	2	$6,988	6	$1,004

Ownership of Shares of the Portfolio as of September 30, 2022

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Quality Bond PLUS Portfolio
Mike Cudzil	X
EQ/PIMCO Total Return ESG Portfolio
Qi Wang	X
Multimanager Core Bond Portfolio
Mike Cudzil	X

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